Leases (Tables)	12 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of Operating Lease Related Assets and Liabilities on the Balance Sheets	The table below presents the operating lease related assets and liabilities recorded on the balance sheets.
	June 30, 2024	June 30, 2023
Operating lease right-of-use assets	$1,389,734	1,274,479
Operating lease right-of-use assets – accumulated amortization	(1,010,633)	(411,627)
Operating lease right-of-use assets – net	$379,101	862,852

Operating lease liabilities, current	408,001	524,698
Operating lease liabilities, non-current	-	375,056
Total operating lease liabilities,	$408,001	899,754

Schedule of Maturities of Operating Lease Liabilities	As of June 30, 2024, maturities of operating lease liabilities were as follows:
Twelve months ending June 30,	June 30, 2024
2025	413,496
Total future minimum lease payments	413,496
Less: Imputed interest	(5,495)
Total	$408,001